Customer Contracts (Details Narrative) - USD ($)			1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 04, 2021	Jun. 22, 2021	Jan. 31, 2022	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Revenue recognized							$ 45,000	$ 45,000	$ 449,000
Research Collaboration Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One time upfront payment		$ 44,000
Amendment No One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
One time upfront payment		$ 44,000
Consideration amount agreed to pay for service	$ 500,000
Consideration paid for services	225,000
Consideration paid for services after submission of final report			$ 225,000
Consideration amount agreed to pay for services	$ 450,000			$ 500,000		$ 500,000		450,000
Contractual asset offset by scheduled billing								225,000	449,000
Revenue recognized								$ 45,000
Revenue recognized									$ 180,000